Unaudited Condensed Consolidated Interim Statements of Profit or Loss and Other Comprehensive Income or Loss € in Thousands, $ in Thousands	6 Months Ended					12 Months Ended
	Jun. 30, 2023 EUR (€) € / shares	Jun. 30, 2023 USD ($) $ / shares		Jun. 30, 2022 EUR (€) € / shares		Dec. 31, 2022 EUR (€) € / shares
Profit or loss [abstract]
Revenues	€ 25,458	$ 27,649	[1]	€ 29,196		€ 53,360
Operating expenses	(12,028)	(13,063)	[1]	(13,132)		(24,089)
Depreciation and amortization expenses	(8,064)	(8,758)	[1]	(7,978)		(16,092)
Gross profit	5,366	5,828	[1]	8,086		13,179
Project development costs	(2,192)	(2,381)	[1]	(1,554)		(3,784)
General and administrative expenses	(2,911)	(3,162)	[1]	(3,297)		(5,892)
Share of profits (losses) of equity accounted investee	1,541	1,674	[1]	(602)		1,206
Operating profit	1,804	1,959	[1]	2,633		4,709
Financing income	9,021	9,798	[1]	4,439		9,565
Financing income (expenses) in connection with derivatives and warrants, net	(476)	(517)	[1]	338		605
Financing expenses	(6,989)	(7,590)	[1]	(6,958)		(12,636)
Financing income (expenses), net	1,556	1,691	[1]	(2,181)		(2,466)
Profit before taxes on income	3,360	3,650	[1]	452		2,243
Tax benefit (Taxes on income)	1,203	1,307	[1]	(1,087)		(2,103)
Profit (loss) for the period	4,563	4,957	[1]	(635)		140
Profit (loss) attributable to:
Owners of the Company	5,476	5,947	[1]	(1,222)		(357)
Non-controlling interests	(913)	(990)	[1]	587		497
Profit (loss) for the period	4,563	4,957	[1]	(635)		140
Other comprehensive loss items that after initial recognition in comprehensive income (loss) were or will be transferred to profit or loss:
Foreign currency translation differences for foreign operations	(8,253)	(8,963)	[1]	(3,683)	[2]	(7,829)	[2]
Effective portion of change in fair value of cash flow hedges	44,200	48,004	[1]	(8,875)	[2]	8,976	[2]
Net change in fair value of cash flow hedges transferred to profit or loss	(4,809)	(5,223)		(22,246)	[2]	(36,438)	[2]
Total other comprehensive income (loss)	31,138	33,818	[1]	(34,804)		(35,291)
Total other comprehensive income (loss) attributable to:
Owners of the Company	12,055	13,093	[1]	(19,051)		(19,920)
Non-controlling interests	19,083	20,725	[1]	(15,753)		(15,371)
Total other comprehensive income (loss)	31,138	33,818	[1]	(34,804)		(35,291)
Total comprehensive income (loss) for the period	35,701	38,775	[1]	(35,439)		(35,151)
Total comprehensive income (loss) for the period attributable to:
Owners of the Company	17,531	19,040	[1]	(20,273)		(20,277)
Non-controlling interests	18,170	19,735	[1]	(15,166)		(14,874)
Total comprehensive income (loss) for the period	€ 35,701	$ 38,775	[1]	€ (35,439)		€ (35,151)
Basic net earning (loss) per share | (per share)	€ 0.43	$ 0.46	[1]	€ (0.1)		€ (0.03)
Diluted net earning (loss) per share | (per share)	€ 0.43	$ 0.46	[1]	€ (0.1)		€ (0.03)

[1]	Convenience translation into US$ (exchange rate as at June 30, 2023: EUR 1 = US$ 1.086)
[2]	Reclassified